Segment Information - Schedule of Revenue and Operating Results by Segments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Segment Reporting Information [Line Items]
Revenue	¥ 1,718,871	$ 251,665	¥ 1,328,367	¥ 1,040,329
Costs of revenue	(1,090,595)	(159,677)	(860,330)	(736,205)
Gross profit	628,276	$ 91,988	468,037	304,124
International Schools
Segment Reporting Information [Line Items]
Revenue	589,599		505,595	423,122
Costs of revenue	(373,391)		(360,044)	(312,527)
Gross profit	216,208		145,551	110,595
Bilingual Schools
Segment Reporting Information [Line Items]
Revenue	534,008		413,404	328,678
Costs of revenue	(346,868)		(262,283)	(228,889)
Gross profit	187,140		151,121	99,789
Kindergartens
Segment Reporting Information [Line Items]
Revenue	399,249		312,008	252,013
Costs of revenue	(223,397)		(178,758)	(168,157)
Gross profit	175,852		133,250	83,856
Complementary Education Service
Segment Reporting Information [Line Items]
Revenue	196,015		97,360	36,516
Costs of revenue	(146,939)		(59,245)	(26,632)
Gross profit	¥ 49,076		¥ 38,115	¥ 9,884